Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Statement [Abstract]
Net income (loss) for the period	€ (3,103)	€ (5,574)	€ 691
Weighted average shares outstanding - basic and diluted	1,296	230	25
Net (loss)/income per share - basic and diluted	€ (2.39)	€ (24.23)	€ 27.64